Employee Compensation - Summary of Plan Information for Past Two Years (Detail) - CAD ($) $ in Millions	Oct. 31, 2022	Oct. 31, 2021
Disclosure of defined benefit plans [line items]
Fair value of plan assets	$ 7,833	$ 9,245
Pension Plans [member]
Disclosure of defined benefit plans [line items]
Defined benefit obligation	7,082	9,716
Fair value of plan assets	8,261	10,525
Surplus (deficit) is compromised of:
Surplus (deficit) and net defined benefit asset (liability)	1,179	809
Pension Plans [member] | Funded plans [member]
Surplus (deficit) is compromised of:
Surplus (deficit) and net defined benefit asset (liability)	1,267	939
Pension Plans [member] | Unfunded plans [member]
Surplus (deficit) is compromised of:
Surplus (deficit) and net defined benefit asset (liability)	(88)	(130)
Other employee future benefit plans [member]
Disclosure of defined benefit plans [line items]
Defined benefit obligation	928	1,220
Fair value of plan assets	147	166
Surplus (deficit) is compromised of:
Surplus (deficit) and net defined benefit asset (liability)	(781)	(1,054)
Other employee future benefit plans [member] | Funded plans [member]
Surplus (deficit) is compromised of:
Surplus (deficit) and net defined benefit asset (liability)	51	40
Other employee future benefit plans [member] | Unfunded plans [member]
Surplus (deficit) is compromised of:
Surplus (deficit) and net defined benefit asset (liability)	$ (832)	$ (1,094)